Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company

21	Condensed financial information of the parent company

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as "Long term investment" and the subsidiaries' and VIE's losses as "Share of losses of subsidiaries and VIE" on the condensed statements of comprehensive loss.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company's consolidated financial statements.

21	Condensed financial information of the parent company (continued)

Condensed Balance Sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	118,429	238,236	34,650
Due from the entities within the Group	6,603	7,030	1,022
Prepayments	—	2,439	355
Interest receivables	—	89	13
Amounts due from related parties	28	—	—
Other receivables	—	1,717	251
Total current assets	125,060	249,511	36,291
Non-current assets:
Long-term investments	126,616	590,752	85,921
Intangible assets	—	93	14
Total non-current assets	126,616	590,845	85,935
Total assets	251,676	840,356	122,226
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS DEFICIT
Current liabilities:
Accrued liabilities and other current liabilities	3,072	11,542	1,679
Due to the entities within the Group	702	710	103
Amounts due to related parties	5,649	—	—
Total current liabilities	9,423	12,252	1,782
Non-current liabilities:
Deferred revenue - non-current	—	10,265	1,493
Convertible notes	—	216,179	31,442
Total non-current liabilities	—	226,444	32,935
Total liabilities	9,423	238,696	34,717
Mezzanine equity
Series A contingently redeemable convertible preferred shares (par value of US$0.0001 and US$ nil per share as of December 31, 2017 and 2018; 11,111,120 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	26,979	—	—
Series B contingently redeemable convertible preferred shares (par value of US$0.0001 and US$ nil per share as of December 31, 2017 and 2018; 7,936,510 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	52,723	—	—
Series C contingently redeemable convertible preferred shares (par value of US$0.0001 and US$ nil per share as of December 31, 2017 and 2018; 4,999,540 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	168,317	—	—
Series D contingently redeemable convertible preferred shares (par value of US$0.0001 and US$ nil per share as of December 31, 2017 and 2018; 5,559,487 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	218,618	—	—
Total mezzanine equity	466,637	—	—
Shareholders’ deficit
Common shares (par value of US$0.0001 and nil per share as of December 31, 2017 and 2018; 470,393,343 and 50,000,000 shares authorized as of December 31, 2017 and 2018, 42,666,670 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	26	—	—
Class A common shares (par value of nil and US$0.0001 per share as of December 31, 2017 and 2018; nil and 4,920,000,000 shares authorized as of December 31, 2017 and 2018, nil and 59,547,823 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	37	5
Class B common shares (par value of nil and US$0.0001 per share as of December 31, 2017 and 2018; nil and 30,000,000 shares authorized as of December 31, 2017 and 2018, nil and 17,000,189 shares issued and outstanding as of December 31, 2017 and 2018)	—	11	2
Treasury shares (nil and 46,303 class A common shares as of December 31, 2017 and 2018, respectively)	—	(3,165)	(460)
Additional paid-in capital	13,689	944,500	137,372
Accumulated deficit	(234,810)	(348,123)	(50,632)
Accumulated other comprehensive loss	(3,289)	8,400	1,221
Total shareholders’ deficit	(224,384)	601,660	87,508
Total liabilities, mezzanine equity and shareholders’ deficit	251,676	840,356	122,226
21	Condensed financial information of the parent company (continued)

Condensed Statements of Comprehensive Loss

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(2,302)	(10,076)	(11,941)	(1,737)
Share of losses of subsidiaries and the VIE	(58,167)	(79,916)	(72,750)	(10,581)
Total operating expenses	(60,469)	(89,992)	(84,691)	(12,318)
Loss from operations	(60,469)	(89,992)	(84,691)	(12,318)
Foreign exchange loss, net	(961)	(339)	(186)	(27)
Interest income	48	18	3,013	438
Interest expense	—	—	(6,599)	(960)
Other income	—	22	22,266	3,238
Loss before income taxes	(61,382)	(90,291)	(66,197)	(9,629)
Income tax expenses	—	—	—	—
Net Loss	(61,382)	(90,291)	(66,197)	(9,629)
Accretion of contingently redeemable convertible preferred shares	(12,427)	(26,391)	44,451	6,465
Net loss attributable to common share holders	(73,809)	(116,682)	(21,746)	(3,164)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,896	(7,563)	29,510	4,292
Total other comprehensive income (loss), net of tax	1,896	(7,563)	29,510	4,292
Comprehensive loss	(59,486)	(97,854)	(36,687)	(5,337)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash used in operating activities	(2,311)	(744)	16,052	2,335
Net cash used in investing activities	(77,193)	(157,412)	(535,995)	(77,957)
Net cash from financing activities	134,348	217,446	614,884	89,431
Effect of exchange rate changes	2,649	(7,695)	24,866	3,617
Net increase in cash and cash equivalents	57,493	51,595	119,807	17,426
Cash and cash equivalents and restricted cash at the beginning of year	9,341	66,834	118,429	17,224
Cash and cash equivalents and restricted cash at the end of year	66,834	118,429	238,236	34,650